ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles. On November 30, 2015, a wholly-owned subsidiary of the Company acquired Frontline 2012. This transaction has been accounted for as a reverse business acquisition in which Frontline 2012 is treated as the accounting acquirer, primarily because Frontline 2012’s shareholders owned 74.6% of the Company's ordinary shares upon completion of the Merger. As a result, the historical financial statements of Frontline 2012 became the historical financial statements of the Company as of the completion of the Merger. Therefore, the results for the year ended December 31, 2014 reflect the operations and cash flows of Frontline 2012 only. The results of operations and cash flows for the Company, the acquired company for accounting purposes, are included in the consolidated financial statements from November 30, 2015, the date on which the Merger was completed. Amounts shown as "Acquired upon the Merger" in these financial statements are those of the Company due to the fact that Frontline 2012 was determined to be the accounting acquirer in the Merger.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions impact, among others, the following: vessels and obligations under capital leases, the amount of uncollectible accounts and accounts receivable, the amount to be paid for certain liabilities, including contingent liabilities, the amount of costs to be capitalized in connection with the construction of our newbuildings and the lives of our vessels. Actual results could differ from those estimates.

The presentation of unrealized losses from marketable securities in the Consolidated Statement of Comprehensive Income for the year ended December 31, 2015 has been expanded in order to conform to the 2016 presentation.

Fair values
Fair values
We have determined the estimated fair value amounts presented in these consolidated financial statements using available market information and appropriate methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. The estimates presented in these consolidated financial statements are not necessarily indicative of the amounts that we could realize in a current market exchange. Estimating the fair value of assets acquired and liabilities assumed in a business combination requires the use of estimates and significant judgments, among others, the following: the expected revenues earned by vessels held under capital lease and the operating costs (including dry docking costs) of those vessels, the expected contingent rental expense, if applicable, to be included in obligations under capital lease, the discount rate used in cash flow based valuations, the market assumptions used when valuing acquired time charter contracts and the value of contingent claims. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Principles of consolidation
Principles of consolidation
The consolidated financial statements include the accounts for us and our wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated on consolidation. The operating results of acquired companies are included in our Consolidated Statement of Operations from the date of acquisition.

For investments in which we own 20% to 50% of the voting shares and have significant influence over the operating and financial policies, the equity method of accounting is used. Accordingly, our share of the earnings and losses of these companies are included in the share of income (losses) in equity investments in the accompanying Consolidated Statements of Operations.

Discontinued operations
Discontinued operations
We believe that the disposal of a component of an entity or a group of components of an entity shall be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Frontline 2012 determined that the stock dividend of 75.4 million shares in Golden Ocean in June 2015 represented a significant strategic shift in Frontline 2012's business and has, therefore, recorded the results of its dry bulk operations as discontinued operations in the years ended December 31, 2015 and 2014. The Consolidated Statement of Cash Flows for the years ended December 31, 2015 and 2014 have also been presented on a discontinued operations basis.

Foreign currencies translation
Foreign currency translation
Our functional currency is the U.S. dollar. Exchange gains and losses on translation of our net equity investments in subsidiaries are reported as a separate component of accumulated other comprehensive loss in shareholders’ equity. Foreign currency transaction gains and losses are recorded in the Consolidated Statement of Operations.

Cash and cash equivalents
Cash and cash equivalents
For the purposes of the Consolidated Balance Sheet and the Consolidated Statement of Cash Flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Restricted cash	Restricted cash Restricted cash consists of cash, which may only be used for certain purposes and is held under a contractual arrangement.
Marketable securities
Marketable securities
Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, net of deferred taxes if any, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the Consolidated Statement of Operations.

Inventories	Inventories Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.
Vessels and equipment
Vessels and equipment
The cost of the vessels less estimated residual value is depreciated on a straight-line basis over the vessels' estimated remaining economic useful lives. The estimated economic useful life of the Company's vessels is 25 years. Other equipment is depreciated over its estimated remaining useful life, which approximates five years. The residual value for owned vessels is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the ten year average, up to the date of delivery of the vessel, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). Residual values are reviewed annually.

Vessels and equipment under capital lease
Vessels and equipment under capital lease
The Company charters-in certain vessels and equipment under leasing agreements. Leases of vessels and equipment, where the Company has substantially all the risks and rewards of ownership, are classified as capital leases. Each lease payment is allocated between liability and finance charges to achieve a constant rate on the capital balance outstanding. The interest element of the capital cost is charged to the Consolidated Statement of Operations over the lease period.

Each of the Company's capital leases were acquired as a result of the Merger and contain a profit share (contingent rental expense), which was reflected in the fair valuation of the obligations under capital lease at the date of the Merger. Any variations in the estimated profit share expense as compared to actual profit share expense incurred is accounted for as contingent rental income or expense and is recorded in the Consolidated Statement of Operations in the period in which it becomes realizable.

Depreciation of vessels and equipment under capital lease is included within "Depreciation" in the Consolidated Statement of Operations. Vessels and equipment under capital lease are depreciated on a straight-line basis over the vessels' remaining economic useful lives or on a straight-line basis over the term of the lease.

Newbuildings
Newbuildings
The carrying value of the vessels under construction, or Newbuildings, represents the accumulated costs to the balance sheet date which the Company has had to pay by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. No charge for depreciation is made until the vessel is available for use.

Goodwill
Goodwill
Goodwill arising from a business combination, being the value of purchase consideration in excess of amounts allocable to identifiable assets and liabilities is not amortized and is subject to annual review for impairment or more frequently should indications of impairment arise. For purposes of performing the impairment test of goodwill, we have established that the Company has one reporting unit: tankers. Impairment of goodwill in excess of amounts allocable to identifiable assets and liabilities is determined using a two-step approach, initially based on a comparison of the fair value of the reporting unit to the book value of its net assets; if the fair value of the reporting unit is lower than the book value of its net assets, then the second step compares the implied fair value of the Company's goodwill with its carrying value to measure the amount of the impairment. The Company has selected September 30 as its annual goodwill impairment testing date.

Interest expense
Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. Interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company's current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate, or the capitalization rate, to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period shall be based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

If the Company's financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Impairment of long-lived assets
Impairment of long-lived assets
The carrying values of long-lived assets held and used by the Company and newbuildings are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates, depressed second hand tanker values and issues at the shipyard. The Company assesses recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future net cash flows expected to result from the asset, including eventual disposal. In developing estimates of future cash flows, the Company must make assumptions about future performance, with significant assumptions being related to charter rates, ship operating expenses, utilization, drydocking requirements, residual values, the estimated remaining useful lives of the vessels and the probability of lease terminations for the vessels held under capital lease. These assumptions are based on historical trends as well as future expectations. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. The Company has recorded debt issuance costs (i.e. deferred charges) as a direct deduction from the carrying amount of the related debt rather than as an asset following its adoption of Accounting Standards Update 2015-03 and has applied this on a retrospective basis. As a result, debt issuance costs of $10.7 million as of December 31, 2016 and $3.2 million at December 31, 2015 were presented as a deduction from the carrying amount of debt.

Trade accounts receivable
Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Revenue and expense recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from voyage charters, time charters and a finance lease. Voyage revenues are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. Voyage expenses are recognized as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter revenues are recorded over the term of the charter as a service is provided. When the time charter is based on an index, the Company recognizes revenue when the index has been determined. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Revenues and voyage expenses of the vessels operating in pool arrangements are pooled and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to the pool participants according to an agreed formula on the basis of the number of days a vessel operates in the pool. The pool participants are responsible for paying voyage expenses. Adjustments between the pool participants are settled on a quarterly basis. Pool revenues are reported as voyage charter revenues for all periods presented.

Rental payments from the Company's sales-type lease are allocated between lease service revenue, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

Other income primarily comprises income earned from the commercial management of related party and third party vessels and newbuilding supervision fees derived from related parties and third parties. Other income is recognized on an accruals basis as the services are provided and revenue become received or receivable.

Other operating (losses) gains
Other operating (losses) gains
Other operating (losses) gains relate to (i) gains arising on the cancellation of newbuilding contracts, which are considered to be contingent gains, and are recognized when the gain is virtually certain which is generally on a cash basis, (ii) losses arising on the cancellation of newbuildings which are accounted for when the contracts are cancelled, (iii) gains and losses on the sale of newbuilding contracts, which are recognized when we are reasonably assured that substantially all of the risks of the newbuilding contract have been transferred (iv) gains and losses on the termination of capital leases before the expiration of the lease term, which are accounted for by removing the carrying value of the asset and obligation, with a gain or loss recognized for the difference. Gains and losses on the termination of leases are accounted for when the lease is terminated and the vessel is redelivered to the owners

Drydocking
Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Contingent rental income (expense)
Contingent rental income (expense)
Contingent rental income (expense) results from the Company's capital leases, which were acquired as a result of the Merger. Any variations in the estimated profit share expense that was included in the fair valuation of these lease obligations on the date of the Merger as compared to actual profit share expense incurred is accounted for as contingent rental income (expense). Any contingent rental expense on operating leases is recorded as charter hire expense.

Financial instruments
Financial instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Derivatives
Derivatives
Interest rate and bunker swaps
The Company enters into interest rate and bunker swap transactions from time to time to hedge a portion of its exposure to floating interest rates and movements in bunker prices. These transactions involve the conversion of floating rates into fixed rates over the life of the transactions without an exchange of underlying principal. The fair values of the interest rate and bunker swap contracts are recognized as assets or liabilities. None of the interest rate and bunker swaps qualify for hedge accounting and changes in fair values are recognized in 'Mark to market gain (loss) on derivatives' in the Consolidated Statement of Operations. Cash outflows and inflows resulting from derivative contracts are presented as cash flows from operations in the Consolidated Statement of Cash Flows.

Earnings per share
Earnings per share
Basic earnings per share is computed based on the income available to ordinary shareholders and the weighted average number of shares outstanding. Diluted earnings per share includes the effect of the assumed conversion of potentially dilutive instruments.

Share-based compensation
Share-based compensation
The Company accounts for share-based payments in accordance with ASC Topic 718 "Compensation – Stock Compensation", under which the fair value of issued stock options is expensed over the period in which the options vest.